Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Derivative financial instruments [abstract]
Derivative financial instruments
14	Derivative financial instruments

Details of derivative financial instruments are as follows:

	As at 31 December
	2017	2016
Derivative financial assets
－Hedging instruments for cash flow hedge (fuel swap contracts)	330,966	264,535
－Hedging instruments for cash flow hedge (exchange forward contracts)	-	107,907
－Financial instruments at fair value through profit or loss (fuel swap contracts)	2,726	5,881
Total	333,692	378,323
Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	75,328	71,341
－Hedging instruments for cash flow hedge (exchange forward contracts)	-	28,380
Total non-current portion	75,328	99,721
Current portion	258,364	278,602
Derivative financial liabilities
－Hedging instruments for cash flow hedge (fuel swap contracts)	11,794	164,464
－Hedging instruments for cash flow hedge (exchange forward contracts)	68,102	454
－Hedging instruments for cash flow hedge (interest rate swap contracts)	130,643	169,201
－Financial instruments at fair value through profit or loss (fuel swap contracts)	125	619
Total	210,664	334,738
Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	2,026	31,673
－Hedging instruments for cash flow hedge (exchange forward contracts)	21,745	295
－Hedging instruments for cash flow hedge (interest rate swap contracts)	124,715	169,201
Total non-current portion	148,486	201,169
Current portion	62,178	133,569

For the years ended 31 December 2016 and 2017, no material ineffective portion was recognized in the profit or loss arising from cash flow hedges.

The Company uses an interest rate swap contract to hedge its interest rate risk against one of its variable rate loans. The notional principal amount of the outstanding interest rate swap contract at 31 December 2017 was US$176million (RMB equivalents of RMB1,150 million) (2016: US$208 million (RMB equivalents of RMB1,443 million)). Through this arrangement, the Company pays an annual fixed interest of 4.40% while the original annual floating interest expense (6-month LIBOR+1%) attached in the loan is offset by the receivable leg of the interest rate swap. Such a swap is settled on a quarterly basis from September 2009 to September 2019.

TPG uses exchange forward contracts to hedge its foreign exchange risk arising from highly probable forecast purchase transactions. It also uses fuel oil swap contracts to hedge its fuel price risk arising from highly probable forecast purchases of fuel purchases.

TPG also uses various interest rate swap contracts to hedge floating semi-annual interest payments on borrowings with maturity dates up to 2020. The notional principal amount of these outstanding interest rate swap contracts at 31 December 2017 was S$1,069million (RMB equivalents of RMB5,220 million) (2016: S$1,359million (RMB equivalents of RMB6,522 million)). Through these arrangements, TPG swaps original floating interest (6-month SOR) to annual fixed interest determined by individual swap contracts. Such swap contracts are settled semi-annually from September 2011 to March 2020. As at 31 December 2017, these interest rate swap contracts are carried on the consolidated statements of financial position as financial liability of RMB108 million (2016: financial liability of RMB99 million).

The analysis of contractual cash inflows/(outflows) of major derivative financial instruments are as follows:

		Cash flows
	Carrying amounts	Contractual cash flows	Within 1 year	Between 1 and 5 years	After 5 years
As at 31 December 2017 Derivative financial assets Fuel derivatives used for hedging (net settlement)	330,966	330,966	255,638	75,328	-
Fuel derivatives that do not qualify as hedges (net settlement)	2,726	2,726	2,726		-
Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	11,794	(11,794)	(9,768)	(2,026)	-
Forward exchange contracts used for hedging
- inflows		2,509,363	2,041,812	467,551	-
- outflows		(2,568,034)	(2,083,441)	(484,593)	-
	68,102	(58,671)	(41,629)	(17,042)	-
Net-settled interest rate swaps used for hedging - net cash inflows/(outflows)	130,643	(154,367)	(82,533)	(71,834)	-
Fuel derivatives that do not qualify as hedges (net settlement)	125	(125)	(125)	-
As at 31 December 2016 derivative financial assets Fuel derivatives used for hedging (net settlement)	264,535	264,535	193,194	71,341	-
Forward exchange contracts used for hedging
- inflows		2,118,946	1,488,071	630,875	--
- outflows		(2,009,205)	(1,407,606)	(601,599)	-
	107,907	109,741	80,465	29,276	-
Fuel derivatives that do not qualify as hedges (net settlement)	5,881	5,881	5,881	-	-
Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	164,464	(164,464)	(132,792)	(31,672)	-
Forward exchange contracts used for hedging
- inflows		527,939	475,881	52,058	-
- outflows		(528,454)	(476,104)	(52,350)	-
	454	(515)	(223)	(292)	-
Net―settled interest rate swaps used for hedging - net cash inflows/(outflows)	169,201	(228,905)	(113,563)	(115,342)	-
Fuel derivatives that do not qualify as hedges (net settlement)	619	(619)	(619)	-	-